Maturity analysis of assets, liabilities and off-balance sheet commitments - Maturity analysis of assets, liabilities and off-balance sheet commitments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash and balances at central banks	$ 327,002	$ 403,018	$ 304,481
Items in the course of collection from other banks	7,297	4,136	4,094
Hong Kong Government certificates of indebtedness	43,787	42,578
Trading assets	218,093	248,842
Financial assets designated or otherwise mandatorily measured at fair value	45,063	49,804
Derivatives	284,146	196,882
Due from and placements with banks and other financial institutions	104,882	83,136
Loans and advances to customers	924,854	1,045,814	1,037,987
– personal	412,140	475,234
– corporate and commercial	446,032	505,335
– financial	66,682	65,245
Reverse repurchase agreements – non-trading	253,754	241,648
Financial investments	425,564	446,274
Assets held for sale1	117,378	2,831
Accrued income and other financial assets	113,380	90,985
Financial assets	2,865,200	2,855,948
Non-financial assets	101,330	101,991
Total assets	2,966,530	2,957,939	2,984,164
Off-balance sheet commitments received
Loan and other credit-related commitments	27,340	49,061
Financial liabilities
Hong Kong currency notes in circulation	43,787	42,578
Deposits by banks	66,722	101,152
Customer accounts	1,570,303	1,710,574	1,642,780
– personal	776,088	855,328
– corporate and commercial	608,539	659,163
– financial	185,676	196,083
Repurchase agreements – non-trading	127,747	126,670
Items in the course of transmission to other banks	7,864	5,214	4,343
Trading liabilities	72,353	84,904
Financial liabilities designated at fair value	127,327	145,502
Derivatives	285,764	191,064
Debt securities in issue	78,149	78,557
Liabilities of disposal groups held for sale2	114,324	8,895
Accruals and other financial liabilities	125,890	108,160
Subordinated liabilities	22,290	20,487
Financial liabilities	2,642,520	2,623,757
Non-financial liabilities	127,982	127,405
Total liabilities	2,770,502	2,751,162
Off-balance sheet commitments given
Loan and other credit-related commitments	827,854	815,474
Disposal groups held for sale
Financial assets
Non-financial assets	1,000
Financial liabilities
Non-financial liabilities	300
Off-balance sheet commitments given
Unallocated impairment losses	2,400
Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	3,210	2,590	$ 2,913
Financial assets designated or otherwise mandatorily measured at fair value	52,322	51,408
Derivatives	3,801	2,811
Due from and placements with banks and other financial institutions	26,765	25,108
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	52,322	51,408
Financial investments	19,466	26,194
Accrued income and other financial assets	4,502	1,173
Financial assets	110,066	109,284
Non-financial assets	171,035	163,888
Total assets	281,101	273,172
Financial liabilities
Amounts owed to HSBC undertakings	314	111
Financial liabilities designated at fair value	32,123	32,418
Derivatives	6,922	1,220
Debt securities in issue	66,938	67,483
Accruals and other financial liabilities	1,961	4,240
Subordinated liabilities	19,727	17,059
Financial liabilities	127,985	122,531
Non-financial liabilities	8	311
Total liabilities	127,993	122,842
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
– personal
Off-balance sheet commitments given
Loan and other credit-related commitments	244,378	240,395
– corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	450,468	457,265
– financial
Off-balance sheet commitments given
Loan and other credit-related commitments	133,008	117,814
Debt securities in issue
Financial liabilities
Financial liabilities	172,267	193,110
Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	25,423	26,818
Financial liabilities	92,361	94,301
– debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	3,778
Debt securities in issue	601	2,853
– debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	92,599	108,982
Debt securities in issue	74,575	70,518
– subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	9,636	10,100
– subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	6,700	5,600
– other
Financial liabilities
Financial liabilities designated at fair value	25,092	22,642
– debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	2,973	5,186
Due not more than 1 month
Financial assets
Cash and balances at central banks	327,002	403,018
Items in the course of collection from other banks	7,297	4,136
Hong Kong Government certificates of indebtedness	43,787	42,578
Trading assets	213,234	244,422
Financial assets designated or otherwise mandatorily measured at fair value	2,778	4,968
Derivatives	281,710	195,701
Due from and placements with banks and other financial institutions	72,241	55,572
Loans and advances to customers	139,935	160,583
– personal	41,835	50,573
– corporate and commercial	84,956	97,554
– financial	13,144	12,456
Reverse repurchase agreements – non-trading	171,173	155,997
Financial investments	46,997	47,084
Assets held for sale1	33,781	58
Accrued income and other financial assets	99,409	79,019
Financial assets	1,439,344	1,393,136
Non-financial assets	0	0
Total assets	1,439,344	1,393,136
Off-balance sheet commitments received
Loan and other credit-related commitments	27,340	49,061
Financial liabilities
Hong Kong currency notes in circulation	43,787	42,578
Deposits by banks	46,994	63,660
Customer accounts	1,388,297	1,615,025
– personal	657,413	802,777
– corporate and commercial	555,539	623,459
– financial	175,345	188,789
Repurchase agreements – non-trading	121,193	117,625
Items in the course of transmission to other banks	7,864	5,214
Trading liabilities	66,027	79,789
Financial liabilities designated at fair value	16,431	18,080
Derivatives	284,414	190,233
Debt securities in issue	4,514	7,053
Liabilities of disposal groups held for sale2	76,928	8,753
Accruals and other financial liabilities	104,224	82,996
Subordinated liabilities	0	0
Financial liabilities	2,160,673	2,231,006
Non-financial liabilities	0	0
Total liabilities	2,160,673	2,231,006
Off-balance sheet commitments given
Loan and other credit-related commitments	825,781	813,491
Due not more than 1 month | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	3,210	2,590
Derivatives	2,889	1,101
Due from and placements with banks and other financial institutions	0	120
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	1,517	8,377
Accrued income and other financial assets	68	129
Financial assets	7,684	12,317
Non-financial assets	0	0
Total assets	7,684	12,317
Financial liabilities
Amounts owed to HSBC undertakings	48	0
Financial liabilities designated at fair value	0	397
Derivatives	2,540	1,167
Debt securities in issue	0	1,051
Accruals and other financial liabilities	722	1,778
Subordinated liabilities	0	0
Financial liabilities	3,310	4,393
Non-financial liabilities	0	0
Total liabilities	3,310	4,393
Due not more than 1 month | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	242,953	239,207
Due not more than 1 month | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	449,843	456,498
Due not more than 1 month | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	132,985	117,786
Due not more than 1 month | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	397
Due not more than 1 month | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due not more than 1 month | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	7,057	9,916
Debt securities in issue	3,809	6,096
Due not more than 1 month | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due not more than 1 month | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due not more than 1 month | – other
Financial liabilities
Financial liabilities designated at fair value	9,374	8,164
Due not more than 1 month | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	705	957
Due over 1 month but not more than 3 months
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	1,333	2,403
Financial assets designated or otherwise mandatorily measured at fair value	101	89
Derivatives	133	164
Due from and placements with banks and other financial institutions	13,963	10,889
Loans and advances to customers	75,487	82,531
– personal	9,142	11,373
– corporate and commercial	60,064	64,511
– financial	6,281	6,647
Reverse repurchase agreements – non-trading	51,736	49,392
Financial investments	79,912	68,034
Assets held for sale1	3,755	0
Accrued income and other financial assets	6,249	5,932
Financial assets	232,669	219,434
Non-financial assets	0	0
Total assets	232,669	219,434
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	359	2,695
Customer accounts	93,108	51,835
– personal	55,252	24,725
– corporate and commercial	31,624	22,980
– financial	6,232	4,130
Repurchase agreements – non-trading	3,804	4,613
Items in the course of transmission to other banks	0	0
Trading liabilities	5,668	3,810
Financial liabilities designated at fair value	7,399	9,437
Derivatives	73	46
Debt securities in issue	7,400	7,777
Liabilities of disposal groups held for sale2	4,342	6
Accruals and other financial liabilities	9,384	10,311
Subordinated liabilities	0	1
Financial liabilities	131,537	90,531
Non-financial liabilities	0	0
Total liabilities	131,537	90,531
Off-balance sheet commitments given
Loan and other credit-related commitments	184	121
Due over 1 month but not more than 3 months | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	0
Due from and placements with banks and other financial institutions	2,163	750
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	1,759
Financial investments	2,712	7,166
Accrued income and other financial assets	4,147	874
Financial assets	9,022	10,549
Non-financial assets	0	0
Total assets	9,022	10,549
Financial liabilities
Amounts owed to HSBC undertakings	266	111
Financial liabilities designated at fair value	0	2,484
Derivatives	0	0
Debt securities in issue	0	0
Accruals and other financial liabilities	450	730
Subordinated liabilities	0	0
Financial liabilities	716	3,325
Non-financial liabilities	0	0
Total liabilities	716	3,325
Due over 1 month but not more than 3 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	2	34
Due over 1 month but not more than 3 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	176	76
Due over 1 month but not more than 3 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	6	11
Due over 1 month but not more than 3 months | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	2,484
Due over 1 month but not more than 3 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	1,137
Debt securities in issue	0	0
Due over 1 month but not more than 3 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	3,621	5,967
Debt securities in issue	7,372	7,613
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 month but not more than 3 months | – other
Financial liabilities
Financial liabilities designated at fair value	3,778	2,333
Due over 1 month but not more than 3 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	28	164
Due over 3 months but not more than 6 months
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	1,343	440
Financial assets designated or otherwise mandatorily measured at fair value	370	585
Derivatives	30	85
Due from and placements with banks and other financial institutions	8,364	5,469
Loans and advances to customers	58,983	69,380
– personal	6,664	8,934
– corporate and commercial	45,719	52,548
– financial	6,600	7,898
Reverse repurchase agreements – non-trading	16,164	18,697
Financial investments	31,629	33,233
Assets held for sale1	3,452	0
Accrued income and other financial assets	3,772	2,935
Financial assets	124,107	130,824
Non-financial assets	0	0
Total assets	124,107	130,824
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	3,510	2,419
Customer accounts	47,712	19,167
– personal	35,430	12,038
– corporate and commercial	10,385	5,654
– financial	1,897	1,475
Repurchase agreements – non-trading	685	1,716
Items in the course of transmission to other banks	0	0
Trading liabilities	281	346
Financial liabilities designated at fair value	6,561	4,514
Derivatives	18	11
Debt securities in issue	7,476	5,664
Liabilities of disposal groups held for sale2	5,374	9
Accruals and other financial liabilities	4,785	5,621
Subordinated liabilities	11	11
Financial liabilities	76,413	39,478
Non-financial liabilities	0	0
Total liabilities	76,413	39,478
Off-balance sheet commitments given
Loan and other credit-related commitments	75	133
Due over 3 months but not more than 6 months | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	0
Due from and placements with banks and other financial institutions	240	341
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	250
Financial investments	8,870	3,014
Accrued income and other financial assets	179	108
Financial assets	9,289	3,713
Non-financial assets	0	0
Total assets	9,289	3,713
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	35	0
Debt securities in issue	1,972	0
Accruals and other financial liabilities	648	1,612
Subordinated liabilities	0	0
Financial liabilities	2,655	1,612
Non-financial liabilities	0	0
Total liabilities	2,655	1,612
Due over 3 months but not more than 6 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	3	34
Due over 3 months but not more than 6 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	72	91
Due over 3 months but not more than 6 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	8
Due over 3 months but not more than 6 months | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 3 months but not more than 6 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due over 3 months but not more than 6 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	4,792	2,823
Debt securities in issue	7,436	5,622
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 3 months but not more than 6 months | – other
Financial liabilities
Financial liabilities designated at fair value	1,769	1,691
Due over 3 months but not more than 6 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	40	42
Due over 6 months but not more than 9 months
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	338	194
Financial assets designated or otherwise mandatorily measured at fair value	658	515
Derivatives	21	110
Due from and placements with banks and other financial institutions	880	1,078
Loans and advances to customers	35,642	42,459
– personal	5,754	8,022
– corporate and commercial	24,427	29,341
– financial	5,461	5,096
Reverse repurchase agreements – non-trading	5,840	9,386
Financial investments	12,301	20,638
Assets held for sale1	3,044	0
Accrued income and other financial assets	616	536
Financial assets	59,340	74,916
Non-financial assets	0	0
Total assets	59,340	74,916
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	205	238
Customer accounts	14,244	8,007
– personal	10,431	5,961
– corporate and commercial	3,080	1,762
– financial	733	284
Repurchase agreements – non-trading	170	292
Items in the course of transmission to other banks	0	0
Trading liabilities	113	218
Financial liabilities designated at fair value	4,307	3,287
Derivatives	46	30
Debt securities in issue	4,745	6,880
Liabilities of disposal groups held for sale2	6,599	9
Accruals and other financial liabilities	1,022	1,094
Subordinated liabilities	160	0
Financial liabilities	31,611	20,055
Non-financial liabilities	0	0
Total liabilities	31,611	20,055
Off-balance sheet commitments given
Loan and other credit-related commitments	59	228
Due over 6 months but not more than 9 months | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	0
Due from and placements with banks and other financial institutions	0	0
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	1,019
Financial investments	1,020	1,346
Accrued income and other financial assets	90	58
Financial assets	1,110	2,423
Non-financial assets	0	0
Total assets	1,110	2,423
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	0	0
Debt securities in issue	448	0
Accruals and other financial liabilities	61	68
Subordinated liabilities	0	0
Financial liabilities	509	68
Non-financial liabilities	0	0
Total liabilities	509	68
Due over 6 months but not more than 9 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	0	54
Due over 6 months but not more than 9 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	59	168
Due over 6 months but not more than 9 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	6
Due over 6 months but not more than 9 months | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 6 months but not more than 9 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	997
Due over 6 months but not more than 9 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	3,156	2,259
Debt securities in issue	4,707	5,852
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 6 months but not more than 9 months | – other
Financial liabilities
Financial liabilities designated at fair value	1,151	1,028
Due over 6 months but not more than 9 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	38	31
Due over 9 months but not more than 1 year
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	425	468
Financial assets designated or otherwise mandatorily measured at fair value	(53)	224
Derivatives	64	233
Due from and placements with banks and other financial institutions	2,344	1,512
Loans and advances to customers	33,738	42,651
– personal	5,779	7,766
– corporate and commercial	22,627	28,749
– financial	5,332	6,136
Reverse repurchase agreements – non-trading	2,776	3,661
Financial investments	13,581	21,779
Assets held for sale1	3,263	180
Accrued income and other financial assets	777	357
Financial assets	56,915	71,065
Non-financial assets	0	0
Total assets	56,915	71,065
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	136	125
Customer accounts	17,295	9,710
– personal	12,374	5,255
– corporate and commercial	3,824	3,402
– financial	1,097	1,053
Repurchase agreements – non-trading	645	142
Items in the course of transmission to other banks	0	0
Trading liabilities	113	223
Financial liabilities designated at fair value	5,326	4,485
Derivatives	57	25
Debt securities in issue	3,585	1,703
Liabilities of disposal groups held for sale2	8,606	8
Accruals and other financial liabilities	1,626	1,064
Subordinated liabilities	0	0
Financial liabilities	37,389	17,485
Non-financial liabilities	0	0
Total liabilities	37,389	17,485
Off-balance sheet commitments given
Loan and other credit-related commitments	210	254
Due over 9 months but not more than 1 year | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	0
Due from and placements with banks and other financial institutions	0	3,017
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	2,194	3,026
Accrued income and other financial assets	4	4
Financial assets	2,198	6,047
Non-financial assets	0	0
Total assets	2,198	6,047
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	102	0
Debt securities in issue	714	0
Accruals and other financial liabilities	35	12
Subordinated liabilities	0	0
Financial liabilities	851	12
Non-financial liabilities	0	0
Total liabilities	851	12
Due over 9 months but not more than 1 year | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	110	108
Due over 9 months but not more than 1 year | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	84	143
Due over 9 months but not more than 1 year | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	16	3
Due over 9 months but not more than 1 year | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due over 9 months but not more than 1 year | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	4,289	3,462
Debt securities in issue	3,549	1,510
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – other
Financial liabilities
Financial liabilities designated at fair value	1,037	1,023
Due over 9 months but not more than 1 year | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	36	193
Due over 1 year but not more than 2 years
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	808	621
Financial assets designated or otherwise mandatorily measured at fair value	645	855
Derivatives	261	91
Due from and placements with banks and other financial institutions	3,058	5,321
Loans and advances to customers	100,027	107,393
– personal	18,375	25,271
– corporate and commercial	68,514	72,441
– financial	13,138	9,681
Reverse repurchase agreements – non-trading	3,999	2,672
Financial investments	41,968	49,903
Assets held for sale1	15,369	11
Accrued income and other financial assets	546	254
Financial assets	166,681	167,121
Non-financial assets	0	0
Total assets	166,681	167,121
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	1,455	14,653
Customer accounts	4,719	3,143
– personal	2,835	2,304
– corporate and commercial	1,667	706
– financial	217	133
Repurchase agreements – non-trading	1,250	975
Items in the course of transmission to other banks	0	0
Trading liabilities	116	445
Financial liabilities designated at fair value	19,287	17,422
Derivatives	171	100
Debt securities in issue	9,198	9,045
Liabilities of disposal groups held for sale2	2,343	31
Accruals and other financial liabilities	1,111	1,917
Subordinated liabilities	0	417
Financial liabilities	39,650	48,148
Non-financial liabilities	0	0
Total liabilities	39,650	48,148
Off-balance sheet commitments given
Loan and other credit-related commitments	242	78
Due over 1 year but not more than 2 years | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	23
Due from and placements with banks and other financial institutions	2,035	5,608
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	9,007	5,987
Financial investments	3,153	3,265
Accrued income and other financial assets	0	0
Financial assets	14,195	14,883
Non-financial assets	0	0
Total assets	14,195	14,883
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	1,447	1,364
Derivatives	460	5
Debt securities in issue	11,046	8,525
Accruals and other financial liabilities	0	0
Subordinated liabilities	1,941	0
Financial liabilities	14,894	9,894
Non-financial liabilities	0	0
Total liabilities	14,894	9,894
Due over 1 year but not more than 2 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	199	32
Due over 1 year but not more than 2 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	43	46
Due over 1 year but not more than 2 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 1 year but not more than 2 years | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	1,447	1,364
Due over 1 year but not more than 2 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	1,481
Debt securities in issue	0	996
Due over 1 year but not more than 2 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	16,234	14,758
Debt securities in issue	9,074	7,153
Due over 1 year but not more than 2 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	1,971	0
Due over 1 year but not more than 2 years | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 year but not more than 2 years | – other
Financial liabilities
Financial liabilities designated at fair value	1,082	1,183
Due over 1 year but not more than 2 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	124	896
Due over 2 years but not more than 5 years
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	222	294
Financial assets designated or otherwise mandatorily measured at fair value	2,005	1,852
Derivatives	1,052	310
Due from and placements with banks and other financial institutions	3,900	3,134
Loans and advances to customers	173,306	220,746
– personal	51,104	78,373
– corporate and commercial	108,590	127,527
– financial	13,612	14,846
Reverse repurchase agreements – non-trading	2,066	1,843
Financial investments	79,410	80,367
Assets held for sale1	40,017	549
Accrued income and other financial assets	303	263
Financial assets	302,281	309,358
Non-financial assets	0	0
Total assets	302,281	309,358
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	13,737	16,734
Customer accounts	4,607	3,585
– personal	2,351	2,242
– corporate and commercial	2,146	1,167
– financial	110	176
Repurchase agreements – non-trading	0	377
Items in the course of transmission to other banks	0	0
Trading liabilities	35	73
Financial liabilities designated at fair value	34,885	42,116
Derivatives	849	288
Debt securities in issue	19,240	20,254
Liabilities of disposal groups held for sale2	8,653	68
Accruals and other financial liabilities	2,018	2,339
Subordinated liabilities	1,689	2,055
Financial liabilities	85,713	87,889
Non-financial liabilities	0	0
Total liabilities	85,713	87,889
Off-balance sheet commitments given
Loan and other credit-related commitments	975	931
Due over 2 years but not more than 5 years | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	796	585
Due from and placements with banks and other financial institutions	4,414	13,333
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	16,230	19,455
Financial investments	0	0
Accrued income and other financial assets	14	0
Financial assets	21,454	33,373
Non-financial assets	0	0
Total assets	21,454	33,373
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	16,459	11,276
Derivatives	1,638	1
Debt securities in issue	25,380	29,889
Accruals and other financial liabilities	14	0
Subordinated liabilities	1,492	3,809
Financial liabilities	44,983	44,975
Non-financial liabilities	0	0
Total liabilities	44,983	44,975
Due over 2 years but not more than 5 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	811	688
Due over 2 years but not more than 5 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	163	243
Due over 2 years but not more than 5 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	1	0
Due over 2 years but not more than 5 years | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	12,784	8,020
Due over 2 years but not more than 5 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	1,160
Debt securities in issue	601	860
Due over 2 years but not more than 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	29,940	34,515
Debt securities in issue	17,983	17,698
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	3,675	5,371
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	3,675	3,256
Due over 2 years but not more than 5 years | – other
Financial liabilities
Financial liabilities designated at fair value	1,270	1,070
Due over 2 years but not more than 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	656	1,696
Due over 5 years
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	390	0
Financial assets designated or otherwise mandatorily measured at fair value	38,559	40,716
Derivatives	875	188
Due from and placements with banks and other financial institutions	132	161
Loans and advances to customers	307,736	320,071
– personal	273,487	284,922
– corporate and commercial	31,135	32,664
– financial	3,114	2,485
Reverse repurchase agreements – non-trading	0	0
Financial investments	119,766	125,236
Assets held for sale1	14,697	2,033
Accrued income and other financial assets	1,708	1,689
Financial assets	483,863	490,094
Non-financial assets	101,330	101,991
Total assets	585,193	592,085
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	326	628
Customer accounts	321	102
– personal	2	26
– corporate and commercial	274	33
– financial	45	43
Repurchase agreements – non-trading	0	930
Items in the course of transmission to other banks	0	0
Trading liabilities	0	0
Financial liabilities designated at fair value	33,131	46,161
Derivatives	136	331
Debt securities in issue	21,991	20,181
Liabilities of disposal groups held for sale2	1,479	11
Accruals and other financial liabilities	1,720	2,818
Subordinated liabilities	20,430	18,003
Financial liabilities	79,534	89,165
Non-financial liabilities	127,982	127,405
Total liabilities	207,516	216,570
Off-balance sheet commitments given
Loan and other credit-related commitments	328	238
Due over 5 years | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	116	1,102
Due from and placements with banks and other financial institutions	17,913	1,939
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	27,085	22,938
Financial investments	0	0
Accrued income and other financial assets	0	0
Financial assets	45,114	25,979
Non-financial assets	171,035	163,888
Total assets	216,149	189,867
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	14,217	16,897
Derivatives	2,147	47
Debt securities in issue	27,378	28,018
Accruals and other financial liabilities	31	40
Subordinated liabilities	16,294	13,250
Financial liabilities	60,067	58,252
Non-financial liabilities	8	311
Total liabilities	60,075	58,563
Due over 5 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	300	238
Due over 5 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	28	0
Due over 5 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 5 years | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	11,192	14,553
Due over 5 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due over 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	23,510	35,282
Debt securities in issue	20,645	18,974
Due over 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	3,990	4,729
Due over 5 years | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	3,025	2,344
Due over 5 years | – other
Financial liabilities
Financial liabilities designated at fair value	5,631	6,150
Due over 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	$ 1,346	$ 1,207